Revenue From Contract With Customer - Summary of disaggregation of revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 693,927	$ 798,175	$ 778,900
Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	251,754
Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	191,601
Wireline Service
Disaggregation of Revenue [Line Items]
Revenues	69,317	61,804	57,131
Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues	157,506	$ 221,610	$ 178,836
Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	23,749
New Zealand
Disaggregation of Revenue [Line Items]
Revenues	486,380
New Zealand | Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	170,371
New Zealand | Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	88,771
New Zealand | Wireline Service
Disaggregation of Revenue [Line Items]
Revenues	69,317
New Zealand | Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues	149,103
New Zealand | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	8,818
Bolivia
Disaggregation of Revenue [Line Items]
Revenues	206,804
Bolivia | Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	81,383
Bolivia | Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	102,830
Bolivia | Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues	8,403
Bolivia | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	14,188
Other Country
Disaggregation of Revenue [Line Items]
Revenues	743
Other Country | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	$ 743